Condensed financial information of the Company (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2013	Sep. 19, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 587,119,126		$ 496,204,796	$ 319,218,155	$ 213,325,871
Other deposits and prepayments	103,789,900		60,879,809
Other current assets	0		161,412
Total current assets	2,244,527,950		1,526,342,704
Other assets	5,028,299		2,144,807
Deferred charges	9,048,940		104,196
TOTAL ASSETS	2,382,099,592		1,566,380,606	1,390,613,626
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	23,290,525		113,065,643
PRC income tax payable	121,642,262		75,877,028
PRC other tax payable	7,756,722		7,101,425
Other payables and accrued liabilities	73,446,326		64,721,393
Payroll and welfare payable	19,637,838		9,662,545
Other long-term debt due within one year	74,712,528		41,063,780
Total current liabilities	807,373,311		735,115,250
Other long-term debt	536,942,835		0
Long-term bank loans	32,803,556		35,000,000
Total liabilities	1,429,464,049		784,842,108
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding- 158,807,616 shares for 2013 (2012: 141,938,398 shares)	15,828		15,358
Treasury shares	(3,085,481)	(19,434,281)	(13,667,122)
Additional paid-in capital	534,936,597		511,964,127
Total Xinyuan Real Estate Co., Ltd shareholders' equity	952,635,543		781,538,498
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,382,099,592		1,566,380,606
Common Stock:
Common stock, par value per share	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	156,012,492		141,938,398
Common stock, shares outstanding	156,012,492		141,938,398
Parent Company [Member]
ASSETS
Cash and cash equivalents	231,652,719		3,761,752	8,516,544	4,944
Other deposits and prepayments	12,690,088		0
Other current assets	1,319,508		0
Due from a subsidiary	445,422,645		295,060,868
Total current assets	691,084,960		298,822,620
Other assets	0		98,194
Deferred charges	9,048,940		104,196
Investments in subsidiaries	778,780,958		585,865,093
TOTAL ASSETS	1,478,914,858		884,890,203
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	0		25,000,000
PRC income tax payable	13,388		13,388
PRC other tax payable	902,190		902,190
Other payables and accrued liabilities	9,453,718		1,372,348
Payroll and welfare payable	5,149,011		0
Other long-term debt due within one year	35,000,000		41,063,780
Total current liabilities	50,518,307		68,351,706
Other long-term debt	475,761,009		0
Long-term bank loans	0		35,000,000
Total liabilities	526,279,316		103,351,706
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding- 158,807,616 shares for 2013 (2012: 141,938,398 shares)	15,828		15,358
Treasury shares	(3,085,481)		(13,667,122)
Additional paid-in capital	534,936,597		511,964,127
Retained earnings	420,768,598		283,226,134
Total Xinyuan Real Estate Co., Ltd shareholders' equity	952,635,542		781,538,497
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,478,914,858		$ 884,890,203
Common Stock:
Common stock, par value per share	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	156,012,492		141,938,398
Common stock, shares outstanding	156,012,492		141,938,398